RiverNorth Patriot ETF
Schedule of Investments
September 30, 2023 (Unaudited)
	Shares	Value
CLOSED-END FUNDS - 0.6%
Ares Capital Corp.	383	7,457
Blue Owl Capital Corp.	422	5,844
FS KKR Capital Corp.	304	5,986
TOTAL CLOSED-END FUNDS (Cost $19,009)		19,287

COMMON STOCKS - 87.2%
Advertising- 0.5%
The Trade Desk, Inc. - Class A (a)	185	14,458

Agriculture - 0.5%
Altria Group, Inc.	385	16,189

Airlines - 0.5%
Southwest Airlines Co.	512	13,860

Auto Manufacturers - 1.0%
Lucid Group, Inc. (a)	2,696	15,071
Rivian Automotive, Inc. - Class A (a)	640	15,539
		30,610
Banks - 5.3%
BOK Financial Corp.	68	5,439
Citizens Financial Group, Inc.	284	7,611
Comerica, Inc.	139	5,775
Commerce Bancshares, Inc.	152	7,293
Cullen/Frost Bankers, Inc.	84	7,662
East West Bancorp, Inc.	139	7,327
Fifth Third Bancorp	285	7,219
First Citizens BancShares, Inc. - Class A	5	6,900
First Horizon Corp.	665	7,328
Huntington Bancshares, Inc.	728	7,571
KeyCorp	702	7,554
M&T Bank Corp.	57	7,208
Pinnacle Financial Partners, Inc.	97	6,503
Prosperity Bancshares, Inc.	113	6,168
Regions Financial Corp.	439	7,551
SouthState Corp.	83	5,591
The PNC Financial Services Group, Inc.	55	6,752
Truist Financial Corp.	261	7,467
U.S. Bancorp	266	8,794
Webster Financial Corp.	180	7,256
Wells Fargo & Co.	215	8,785
Western Alliance Bancorp	126	5,792
Zions Bancorp NA	180	6,280
		161,826
Beverages - 0.8%
Coca-Cola Consolidated, Inc.	13	8,272
Constellation Brands, Inc. - Class A	59	14,829
		23,101
Biotechnology - 1.7%
Intra-Cellular Therapies, Inc. (a)	233	12,137
Ionis Pharmaceuticals, Inc. (a)	297	13,472
Sarepta Therapeutics, Inc. (a)	113	13,698
Seagen, Inc. (a)	66	14,002
		53,309
Building Materials - 2.7%
Builders FirstSource, Inc. (a)	110	13,694
Eagle Materials, Inc.	84	13,988
Martin Marietta Materials, Inc.	28	11,493
Trex Co., Inc. (a)	219	13,497
UFP Industries, Inc.	146	14,950
Vulcan Materials Co.	73	14,748
		82,370
Commercial Services - 3.0%
ADT, Inc.	2,030	12,180
Affirm Holdings, Inc. (a)	297	6,317
Booz Allen Hamilton Holding Corp.	125	13,659
Paylocity Holding Corp. (a)	89	16,171
R1 RCM, Inc. (a)	980	14,769
Toast, Inc. - Class A (a)	743	13,916
TriNet Group, Inc. (a)	133	15,492
		92,504
Computers - 0.8%
CACI International, Inc. - Class A (a)	43	13,499
Science Applications International Corp.	113	11,926
		25,425
Distribution & Wholesale - 0.4%
SiteOne Landscape Supply, Inc. (a)	78	12,749

Diversified Financial Services - 3.4%
Ally Financial, Inc.	286	7,630
Ameriprise Financial, Inc.	29	9,561
Apollo Global Management, Inc.	97	8,707
Blue Owl Capital, Inc.	474	6,143
Capital One Financial Corp.	70	6,793
Cboe Global Markets, Inc.	41	6,405
Credit Acceptance Corp. (a)	14	6,442
Discover Financial Services	84	7,277
LPL Financial Holdings, Inc.	28	6,654
SoFi Technologies, Inc. (a)	1,011	8,078
Synchrony Financial	241	7,367
T. Rowe Price Group, Inc.	70	7,341
The Charles Schwab Corp.	173	9,498
Voya Financial, Inc.	113	7,509
		105,405
Electric - 10.7%
Alliant Energy Corp.	242	11,725
Ameren Corp.	157	11,748
American Electric Power Co., Inc.	158	11,885
Avangrid, Inc.	375	11,314
CenterPoint Energy, Inc.	440	11,814
CMS Energy Corp.	214	11,366
Consolidated Edison, Inc.	142	12,145
Constellation Energy Corp.	111	12,108
Dominion Energy, Inc.	251	11,212
DTE Energy Co.	114	11,318
Duke Energy Corp.	141	12,445
Edison International	190	12,025
Entergy Corp.	129	11,933
Evergy, Inc.	229	11,610
Eversource Energy	206	11,979
Exelon Corp.	297	11,224
FirstEnergy Corp.	341	11,655
NextEra Energy, Inc.	212	12,145
NRG Energy, Inc.	312	12,018
OGE Energy Corp.	357	11,899
PG&E Corp. (a)	713	11,501
Pinnacle West Capital Corp.	158	11,641
PPL Corp.	484	11,403
Public Service Enterprise Group, Inc.	198	11,268
The Southern Co.	199	12,879
Vistra Corp.	364	12,077
WEC Energy Group, Inc.	144	11,599
Xcel Energy, Inc.	212	12,131
		330,067
Engineering & Construction - 1.5%
Comfort Systems USA, Inc.	89	15,166
EMCOR Group, Inc.	73	15,359
MasTec, Inc. (a)	204	14,682
		45,207
Entertainment - 1.4%
Caesars Entertainment, Inc. (a)	300	13,905
Churchill Downs, Inc.	117	13,577
DraftKings, Inc. - Class A (a)	518	15,250
		42,732
Environmental Control - 1.0%
Republic Services, Inc.	103	14,678
Waste Management, Inc.	103	15,701
		30,379
Food - 2.2%
Albertsons Cos., Inc. - Class A	601	13,673
Campbell Soup Co.	327	13,433
Performance Food Group Co. (a)	225	13,243
The Kroger Co.	309	13,828
US Foods Holding Corp. (a)	348	13,816
		67,993
Gas - 0.8%
Atmos Energy Corp.	114	12,076
NiSource, Inc.	460	11,353
		23,429
Healthcare Products - 0.9%
Inspire Medical Systems, Inc. (a)	73	14,486
Natera, Inc. (a)	279	12,346
		26,832
Healthcare Services - 4.8%
agilon health, Inc. (a)	740	13,142
Centene Corp. (a)	192	13,225
Chemed Corp.	27	14,032
Elevance Health, Inc.	28	12,192
HealthEquity, Inc. (a)	200	14,610
Humana, Inc.	27	13,136
Molina Healthcare, Inc. (a)	42	13,771
Quest Diagnostics, Inc.	111	13,527
Tenet Healthcare Corp. (a)	210	13,837
The Ensign Group, Inc.	125	11,616
UnitedHealth Group, Inc.	29	14,622
		147,710
Home Builders - 2.2%
DR Horton, Inc.	127	13,649
Lennar Corp. - Class A	126	14,141
NVR, Inc. (a)	2	11,926
PulteGroup, Inc.	182	13,477
Toll Brothers, Inc.	182	13,461
		66,654
Household Products & Wares - 0.4%
Reynolds Consumer Products, Inc.	468	11,995

Insurance - 3.6%
American Financial Group, Inc.	71	7,929
Cincinnati Financial Corp.	70	7,160
Equitable Holdings, Inc.	266	7,552
Erie Indemnity Co. - Class A	27	7,932
Fidelity National Financial, Inc.	183	7,558
Globe Life, Inc.	69	7,502
Kinsale Capital Group, Inc.	14	5,798
Loews Corp.	110	6,964
Markel Group, Inc. (a)	5	7,363
Old Republic International Corp.	277	7,462
The Allstate Corp.	69	7,687
The Hartford Financial Services Group, Inc.	98	6,949
The Progressive Corp.	70	9,751
RLI Corp.	56	7,610
Selective Insurance Group, Inc.	69	7,119
		112,336
Internet - 1.6%
Maplebear, Inc. (a)	453	13,450
Robinhood Markets, Inc. - Class A (a)	782	7,671
Roku, Inc. (a)	205	14,471
Zillow Group, Inc. - Class C (a)	324	14,956
		50,548
Iron & Steel - 0.5%
Steel Dynamics, Inc.	140	15,011

Lodging - 0.5%
Boyd Gaming Corp.	228	13,869

Media - 2.3%
Charter Communications, Inc. - Class A (a)	28	12,315
Fox Corp. - Class A	443	13,821
Liberty Broadband Corp. - Class C (a)	157	14,337
Sirius XM Holdings, Inc.	3,709	16,765
The New York Times Co. - Class A	345	14,214
		71,452
Oil & Gas - 8.2%
Antero Resources Corp. (a)	558	14,162
Chesapeake Energy Corp.	172	14,832
Chord Energy Corp.	80	12,966
Civitas Resources, Inc.	173	13,991
Coterra Energy, Inc.	517	13,985
Devon Energy Corp.	285	13,594
Diamondback Energy, Inc.	99	15,333
EOG Resources, Inc.	125	15,845
EQT Corp.	374	15,177
HF Sinclair Corp.	256	14,574
Marathon Oil Corp.	514	13,749
Marathon Petroleum Corp.	103	15,588
Matador Resources Co.	230	13,680
Patterson-UTI Energy, Inc.	987	13,660
Pioneer Natural Resources Co.	71	16,298
Range Resources Corp.	460	14,909
Southwestern Energy Co. (a)	2,207	14,235
Texas Pacific Land Corp.	4	7,294
		253,872
Pharmaceuticals - 2.8%
BellRing Brands, Inc. (a)	307	12,658
Cardinal Health, Inc.	154	13,370
CVS Health Corp.	218	15,221
Neurocrine Biosciences, Inc. (a)	129	14,512
Option Care Health, Inc. (a)	413	13,361
The Cigna Group	59	16,878
		86,000
Pipelines - 2.6%
Antero Midstream Corp.	1,028	12,315
DT Midstream, Inc.	236	12,489
Kinder Morgan, Inc.	832	13,795
ONEOK, Inc.	211	13,367
Targa Resources Corp.	170	14,573
The Williams Cos., Inc.	431	14,520
		81,059
Private Equity - 0.5%
Ares Management Corp. - Class A	69	7,098
Blackstone, Inc.	86	9,214
		16,312
Retail - 10.0%
AutoNation, Inc. (a)	103	15,594
BJ's Wholesale Club Holdings, Inc. (a)	191	13,632
Burlington Stores, Inc. (a)	102	13,801
CarMax, Inc. (a)	191	13,509
Casey's General Stores, Inc.	58	15,748
Chipotle Mexican Grill, Inc. (a)	7	12,823
Darden Restaurants, Inc.	104	14,895
Dick's Sporting Goods, Inc.	129	14,007
Dollar General Corp.	130	13,754
Five Below, Inc. (a)	104	16,734
Floor & Decor Holdings, Inc. - Class A (a)	155	14,027
Lithia Motors, Inc.	44	12,995
Murphy USA, Inc.	44	15,036
O'Reilly Automotive, Inc. (a)	14	12,724
RH (a)	44	11,632
Ross Stores, Inc.	129	14,570
Target Corp.	139	15,369
Texas Roadhouse, Inc.	144	13,838
Tractor Supply Co.	73	14,823
Ulta Beauty, Inc. (a)	29	11,584
Williams-Sonoma, Inc.	87	13,520
Wingstop, Inc.	66	11,869
		306,484
Savings & Loans - 0.2%
New York Community Bancorp, Inc.	665	7,541

Shipbuilding - 0.5%
Huntington Ingalls Industries, Inc.	73	14,934

Software - 2.5%
Bill.com Holdings, Inc. (a)	142	15,417
CCC Intelligent Solutions Holdings, Inc. (a)	656	8,758
Intuit, Inc.	27	13,795
Jack Henry & Associates, Inc.	57	8,615
Paychex, Inc.	131	15,108
Paycom Software, Inc.	60	15,556
		77,249
Telecommunications - 1.0%
AT&T, Inc.	1,062	15,951
Verizon Communications, Inc.	481	15,589
		31,540
Transportation - 3.2%
CSX Corp.	525	16,144
JB Hunt Transport Services, Inc.	71	13,385
Knight-Swift Transportation Holdings, Inc.	269	13,490
Landstar System, Inc.	70	12,386
Norfolk Southern Corp.	70	13,785
Old Dominion Freight Line, Inc.	27	11,047
Saia, Inc. (a)	44	17,540
		97,777
Water - 0.7%
American Water Works Co., Inc.	84	10,402
Essential Utilities, Inc.	340	11,672
		22,074
TOTAL COMMON STOCKS (Cost $2,741,562)		2,682,862

PARTNERSHIPS - 3.1%
Investment Companies - 0.4%
Icahn Enterprises LP	692	13,688

Pipelines - 2.7%
Cheniere Energy Partners LP	246	13,331
Energy Transfer LP	985	13,820
EnLink Midstream LLC	986	12,049
Enterprise Products Partners LP	579	15,847
MPLX LP	387	13,766
Western Midstream Partners LP	511	13,914
		82,727
TOTAL PARTNERSHIPS (Cost $88,158)		96,415

REAL ESTATE INVESTMENTS TRUSTS - 8.7%
AGNC Investment Corp.	787	7,429
Agree Realty Corp.	114	6,297
Alexandria Real Estate Equities, Inc.	73	7,307
American Homes 4 Rent - Class A	214	7,210
Annaly Capital Management, Inc.	381	7,167
AvalonBay Communities, Inc.	42	7,213
Boston Properties, Inc.	130	7,732
Brixmor Property Group, Inc.	360	7,481
Camden Property Trust	71	6,715
Crown Castle, Inc.	84	7,731
CubeSmart	199	7,588
EastGroup Properties, Inc.	42	6,994
Equity LifeStyle Properties, Inc.	112	7,136
Equity Residential	130	7,632
Essex Property Trust, Inc.	29	6,151
Extra Space Storage, Inc.	57	6,930
Federal Realty Investment Trust	87	7,885
First Industrial Realty Trust, Inc.	158	7,519
Gaming and Leisure Properties, Inc.	157	7,151
Healthcare Realty Trust, Inc.	501	7,650
Healthpeak Properties, Inc.	403	7,399
Host Hotels & Resorts, Inc.	472	7,585
Invitation Homes, Inc.	228	7,225
Kimco Realty Corp.	431	7,581
Lamar Advertising Co. - Class A	85	7,095
Mid-America Apartment Communities, Inc.	57	7,333
NNN REIT, Inc.	217	7,669
Public Storage	27	7,115
Regency Centers Corp.	130	7,727
Rexford Industrial Realty, Inc.	156	7,699
Ryman Hospitality Properties, Inc.	73	6,080
Simon Property Group, Inc.	71	7,670
Spirit Realty Capital, Inc.	173	5,801
STAG Industrial, Inc.	228	7,868
Terreno Realty Corp.	101	5,737
UDR, Inc.	215	7,669
VICI Properties, Inc.	258	7,508
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $335,258)		267,679

MONEY MARKET FUNDS - 1.3%
First American Treasury Obligations Fund - Class X, 5.26% (b)	39,738	39,738
TOTAL MONEY MARKET FUNDS (Cost $39,738)		39,738

Total Investments (Cost $3,223,725) - 100.9%		3,105,981
Other assets and liabilities, net - (0.9)%		(28,021)
TOTAL NET ASSETS - 100.0%		$3,077,960

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	The rate shown is the seven day yield at period end.

Fair Value Measurements
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels.
Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs
(including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The Fund did not hold any investments during the period with significant unobservable inputs which would be classified as Level 3.

The following is a summary of the inputs used to value the Fund's investments carried at fair value as of September 30, 2023:

	Level 1	Level 2	Level 3	Total
Investments - Assets:
Closed-End Funds	$19,287	$-	$-	$19,287
Common Stocks*	2,682,862	-	-	2,682,862
Partnerships*	96,415	-	-	96,415
Real Estate Investment Trusts	267,679	-	-	267,679
Money Market Funds	39,738	-	-	39,738
Total Investments - Assets	$3,105,981	$-	$-	$3,105,981

*See Schedule of Investments for industry classifications.